Long-Term Investments, Net (Details)			6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 13, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Aug. 02, 2024 USD ($) shares	May 28, 2024 USD ($)
Long-Term Investments, Net [Line Items]
Cash consideration (in Dollars)		$ 49
Cumulative unrealized impairment	$ 259,000
Impairment loss of investment			$ 259,000
Investment A [Member]
Long-Term Investments, Net [Line Items]
Equity interest percentage	2.47%		2.47%				2.47%
Aggregate purchase price							$ 290,000
Investment C [Member]
Long-Term Investments, Net [Line Items]
Equity interest percentage	4.90%	4.90%	4.90%
Investment B [Member]
Long-Term Investments, Net [Line Items]
Ordinary shares (in Shares) | shares						10
Subscription price						$ 368,000